Gold Bullion, Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Gold Bullion, Prepaid Expenses and Other Current Assets
Gold Bullion, Prepaid Expenses and Other Current Assets

Note 8 – Gold Bullion, Prepaid Expenses and Other Current Assets

Gold bullion, prepaid expenses and other current assets comprised the following:

	At December 31,	At December 31,
	2023	2022
Gold bullion	$51.3	$28.1
Prepaid expenses	30.0	22.1
Stream ounces inventory	0.5	0.1
Debt issue costs	0.6	0.6
	$82.4	$50.9